March 13, 2009

VIA EDGAR

The United States Securities and

    Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    Genworth Life and Annuity Insurance Company

          Post-Effective Amendment No. 2 to Registration Statement

          SEC File No. 333-141514

Ladies and Gentlemen:

In accordance with Regulation S-T governing electronic filing procedures, Genworth Life and Annuity Insurance Company (the “Company”) hereby submits for filing pursuant to Section 8(c) of the Securities Act of 1933 (the “1933 Act”), Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 (the “Post-Effective Amendment”) for market value adjustment interests (“MVA”) issued in connection with Scheduled Purchase Payment Deferred Variable Annuity Contracts. The primary purpose of the filing is to update financial statements and other information to the fiscal year ended December 31, 2008. Other minor changes have been made in the Post-Effective Amendment and relate to those routine items of information that are updated annually and other non-material disclosure that the Registrant deems appropriate.

Letters requesting acceleration of the registration statement will be filed under separate cover.

Please contact me at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/s/Heather Harker

Heather Harker

Vice President and Associate General Counsel

cc:        Mr. Mark Cowan

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